SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Balance Sheets) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 37,336,382	$ 38,045,225	$ 99,847,604	$ 86,772,678
Prepaid expenses and other current assets	22,838,138	27,805,783
Total current assets	507,494,021	637,750,306
Total assets	1,088,405,688	1,346,319,585
Current liabilities:
Amount due to subsidiaries	1,257,367	2,676,614
Other current liabilities	62,124,942	77,238,265
Warrant liabilities		577,500
Convertible notes payable-current		26,145,000
Total current liabilities	904,432,121	1,103,861,889
Total liabilities	1,022,259,908	1,234,385,673
Equity:
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2015 and 2016; 203,331,288shares issued and 203,205,688 shares outstanding at December 31, 2015; 202,478,702 shares issued and 200,538,902 shares outstanding at December 31, 2016)	477,171,487	477,964,702
Treasury stock	513,137
Additional paid-in capital	8,229,330	7,669,350
Accumulated loss	(469,975,148)	(435,276,897)
Accumulated other comprehensive income	51,233,248	61,576,757
Total equity	66,145,780	111,933,912	135,156,319	169,016,544
Total liabilities and shareholders' equity	$ 1,088,405,688	$ 1,346,319,585
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	202,478,702	203,331,288
Common shares, shares outstanding	200,538,902	203,205,688
RENESOLA LTD [Member]
Current assets:
Cash and cash equivalents	$ 22,143	$ 10,181,328	$ 1,327,697	$ 1,032,077
Prepaid expenses and other current assets	357,822	257,933
Deferred convertible notes issue costs-current		34,660
Total current assets	379,965	10,473,921
Investment in subsidiaries	170,945,179	213,430,832
Total assets	171,325,144	223,904,753
Current liabilities:
Amount due to subsidiaries	105,028,653	84,821,631
Other current liabilities	57,238	333,237
Warrant liabilities		577,500
Convertible notes payable-current		26,145,000
Total current liabilities	105,085,891	111,877,368
Income tax payable	93,473	93,473
Total liabilities	105,179,364	111,970,841
Equity:
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2015 and 2016; 203,331,288shares issued and 203,205,688 shares outstanding at December 31, 2015; 202,478,702 shares issued and 200,538,902 shares outstanding at December 31, 2016)	477,171,487	477,964,702
Treasury stock	513,137
Additional paid-in capital	8,229,330	7,669,350
Accumulated loss	(469,975,148)	(435,276,897)
Accumulated other comprehensive income	51,233,248	61,576,757
Total equity	66,145,780	111,933,912
Total liabilities and shareholders' equity	$ 171,325,144	$ 223,904,753
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	202,478,702	203,331,288
Common shares, shares outstanding	200,538,902	203,205,688